SCHEDULE II - PARENT COMPANY	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
SCHEDULE II - PARENT COMPANY
Balance Sheets (Parent Company)
December 31, 2022 and 2021

	December 31,
	2022	2021
	(in millions, except share amounts)
ASSETS
Investment in consolidated subsidiaries	$2,652	$11,960
Fixed maturities available-for-sale, at fair value (amortized cost of $737 and $884)	693	874
Other equity investments	139	92
Other invested assets	448	—
Total investments	3,932	12,926
Cash and cash equivalents	711	867
Goodwill and other intangible assets, net	1,242	1,255
Loans to affiliates	990	755
Receivable from affiliates	714	585
Current and deferred income taxes assets	541	600
Other assets	265	44
Total Assets	$8,395	$17,032

LIABILITIES
Short-term debt	$520	$—
Long-term debt	3,322	3,839
Employee benefits liabilities	777	853
Loans from affiliates	1,900	1,900
Payable to affiliates	394	48
Other liabilities	81	41
Total Liabilities	$6,994	$6,681

EQUITY ATTRIBUTABLE TO HOLDINGS
Preferred stock and additional paid-in capital, $1 par value and $25,000 liquidation preference	$1,562	$1,562
Common stock, $0.01 par value, 2,000,000,000 shares authorized; 508,418,442 and 520,918,331 shares issued, respectively; 365,081,940 and 391,290,224 shares outstanding, respectively	4	4
Additional paid-in capital	2,299	1,919
Treasury stock, at cost, 143,336,502 and 129,628,107 shares, respectively	(3,297)	(2,850)
Retained earnings	9,825	8,413
Accumulated other comprehensive income (loss)	(8,992)	1,303
Total equity attributable to Holdings	1,401	10,351
Total Liabilities and Equity Attributable to Holdings	$8,395	$17,032

The financial information of Equitable Holdings, Inc. should be read in conjunction with the Consolidated Financial Statements and Notes thereto.
STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (PARENT COMPANY)
YEARS ENDED DECEMBER 31, 2022, 2021, AND 2020

	2022	2021	2020
	(in millions)
REVENUES
Equity in income (losses) from continuing operations of consolidated subsidiaries	$2,282	$2,042	$(668)
Net investment income (loss)	66	26	26
Investment gains (losses), net	—	(12)	—
Total revenues	2,348	2,056	(642)

EXPENSES
Interest expense	248	241	229
Other operating costs and expenses	33	58	40
Total expenses	281	299	269
Income (loss) from continuing operations, before income taxes	2,067	1,757	(911)
Income tax (expense) benefit	86	(2)	263
Net income (loss) attributable to Holdings	2,153	1,755	(648)
Less: Preferred stock dividends	80	79	53
Net income (loss) available to Holdings' common shareholders	$2,073	$1,676	$(701)

COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$2,153	$1,755	$(648)
Other comprehensive income (loss) net of income taxes:
Change in net unrealized gains (losses) on investments	(6)	(85)	47
Change in defined benefit plans	10	251	53
Equity in net other comprehensive income (loss) from continuing operations of consolidated subsidiaries	(10,299)	(2,726)	2,919
Total other comprehensive income (loss), net of income taxes	(10,295)	(2,560)	3,019
Comprehensive income (loss)	$(8,142)	$(805)	$2,371

The financial information of Equitable Holdings, Inc. should be read in conjunction with the Consolidated Financial Statements and Notes thereto.
STATEMENTS OF CASH FLOWS (PARENT COMPANY)
YEARS ENDED DECEMBER 31, 2022, 2021, AND 2020

	2022	2021	2020
	(in millions)
Net income (loss) attributable to Holdings	$2,153	$1,755	$(648)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in net (earnings) loss of subsidiaries	(2,282)	(2,042)	668
Non-cash long term incentive compensation expense	64	15	27
Amortization and depreciation	57	60	40
Equity (income) loss limited partnerships	(29)	(19)	(8)
Dividends from subsidiaries	1,801	792	2,877
Changes in:
Current and deferred taxes	83	(151)	(250)
Other, net	(23)	14	(135)
Net cash provided by (used in) operating activities	$1,824	$424	$2,571

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$131	$210	$131
Short-term investments	550	—	—
Other	5	—	—
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	—	—	(1,011)
Short-term investments	(1,000)	—	—
Other	(16)	(7)	(21)
Net issuance on credit facilities to affiliates	(235)	(80)	(115)
Proceeds from the sale of subsidiary	—	215	—
Net cash provided by (used in) investing activities	$(565)	$338	$(1,016)

Cash flows from financing activities:
Issuance of preferred stock	$—	$293	$494
Repayment of long-term debt	—	(280)	—
Proceeds from loans from affiliates	—	1,000	—
Repayments of loans from affiliates	—	—	(300)
Shareholder dividends paid	(294)	(296)	(297)
Preferred dividends paid	(80)	(79)	(53)
Purchase of treasury shares	(849)	(1,637)	(430)
Capital contribution to subsidiaries	(225)	(815)	(350)
Other, net	33	(53)	—
Net cash provided by (used in) financing activities	$(1,415)	$(1,867)	$(936)

Change in cash and cash equivalents	(156)	(1,105)	619
Cash and cash equivalents, beginning of year	867	1,972	1,353
Cash and cash equivalents, end of year	$711	$867	$1,972

Supplemental cash flow information:
Interest paid	$185	$209	$196
Income taxes (refunded) paid	$153	$153	$(265)

Non-cash transactions from investing and financing activities:
Change in investment in subsidiary from issuance of AB Units for CarVal acquisition	$314	$—	$—
Non-cash dividends from subsidiaries	$22	$—	$—
Dividend of AB Units from subsidiary	$—	$23	$—
The financial information of Equitable Holdings, Inc. should be read in conjunction with the Consolidated Financial Statements and Notes thereto.
NOTES TO PARENT COMPANY FINANCIAL STATEMENTS
1)    BASIS OF PRESENTATION
The financial information of Holdings should be read in conjunction with the Consolidated Financial Statements and Notes thereto. The Company is the holding company for a diversified financial services organization.
2)    LOANS TO AFFILIATES
On November 4, 2019, Holdings made available to AB a $900 million committed, unsecured senior credit facility (the “EQH Facility”). The EQH Facility matures on November 4, 2024 and is available for AB's general business purposes. Borrowings by AB under the EQH Facility generally bear interest at a rate per annum based on prevailing overnight commercial paper rates. The EQH Facility contains affirmative, negative and financial covenants which are substantially similar to those in AB’s committed bank facilities. The EQH Facility also includes customary events of default substantially similar to those in AB’s committed bank facilities, including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or the lender’s commitment may be terminated. Amounts under the EQH Facility may be borrowed, repaid and re-borrowed by AB from time to time until the maturity of the facility. AB or Holdings may reduce or terminate the commitment at any time without penalty upon proper notice. Holdings also may terminate the facility immediately upon a change of control of the general partner. In As of December 31, 2022 and 2021, $900 million and $755 million were outstanding under the EQH Facility with interest rates of approximately 4.3% and 0.2%, respectively, respectively.
3)    LOANS FROM AFFILIATES
In June 2021, Holdings received a $1.0 billion 10-year term loan from Equitable Financial. The loan has an interest rate of 3.23% and matures in June 2031. As of December 31, 2022 and 2021, $1.0 billion was outstanding on the loan.
In November 2019, Holdings received a $900 million loan from Equitable Financial. The loan has an interest rate of one- month LIBOR plus 1.33%. The loan matures on November 4, 2024. As of December 31, 2022 and 2021, $900 million was outstanding on the loan.
Interest cost related to loans from affiliates totaled $60 million, $30 million and $32 million for the years ended December 31, 2022, 2021 and 2020, respectively.
4)    INCOME TAXES
Holdings and certain of its consolidated subsidiaries and affiliates file a consolidated federal income tax return. Holdings has tax sharing agreements with certain of its subsidiaries and generally will either receive or pay these subsidiaries for utilization of the subsidiaries’ tax benefits or expense. Holdings settles these amounts annually.
5)    ISSUANCE OF SERIES A, SERIES B AND SERIES C FIXED RATE NONCUMULATIVE PERPETUAL PREFERRED STOCK
See Note 22 of the Notes to the Consolidated Financial Statements.
6)    SHARE REPURCHASE
See Note 22 of the Notes to the Consolidated Financial Statements.